UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Total Equity Market Index Fund

(POMIX)

This annual shareholder report contains important information about Total Equity Market Index Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Equity Market Index Fund	$20	0.18%

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy, but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and software companies performed very well during the year, as NVIDIA and Microsoft were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P Total Market Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,175	10,180	10,180
2015	10,171	10,194	10,193
2015	9,433	9,455	9,453
2015	10,033	10,048	10,047
2016	10,133	10,145	10,140
2016	10,390	10,412	10,405
2016	10,852	10,870	10,868
2016	11,306	11,327	11,318
2017	11,957	11,978	11,973
2017	12,323	12,339	12,333
2017	12,858	12,903	12,897
2017	13,658	13,721	13,713
2018	13,567	13,633	13,630
2018	14,070	14,163	14,158
2018	15,045	15,172	15,164
2018	12,894	13,002	12,987
2019	14,701	14,828	14,810
2019	15,311	15,435	15,416
2019	15,474	15,614	15,591
2019	16,849	17,035	17,000
2020	13,295	13,475	13,437
2020	16,200	16,443	16,405
2020	17,636	17,957	17,893
2020	20,188	20,593	20,534
2021	21,445	21,900	21,858
2021	23,207	23,705	23,670
2021	23,207	23,681	23,642
2021	25,319	25,877	25,803
2022	23,930	24,512	24,410
2022	19,912	20,418	20,300
2022	18,973	19,506	19,374
2022	20,353	20,907	20,764
2023	21,831	22,408	22,268
2023	23,676	24,288	24,137
2023	22,903	23,497	23,343
2023	25,722	26,334	26,175
2024	28,310	28,973	28,804
2024	29,231	29,904	29,737
2024	30,978	31,767	31,569
2024	31,759	32,604	32,424

202501-4140694, 202502-4108483

F123-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Total Equity Market Index Fund	23.47%	13.52%	12.25%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P Total Market Index (Strategy Benchmark)	23.87	13.78	12.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,905,305
  Number of Portfolio Holdings1,215
  Investment Advisory Fees Paid (000s)$2,354
  Portfolio Turnover Rate6.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.5%
Financials	14.1
Consumer Discretionary	11.4
Health Care	10.3
Industrials & Business Services	9.4
Communication Services	8.7
Consumer Staples	5.1
Energy	3.3
Real Estate	2.5
Other	4.7

Top Ten Holdings (as a % of Net Assets)

Apple	6.6%
NVIDIA	5.8
Microsoft	5.5
Amazon.com	3.6
Alphabet	3.5
Meta Platforms	2.3
Tesla	2.0
Broadcom	1.9
Berkshire Hathaway	1.4
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Equity Market Index Fund

 (POMIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
POMIX Total Equity Market
Index Fund

T. ROWE PRICE Total Equity Market Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 51.10 $ 41.03 $ 51.79 $ 41.94 $ 35.56
Investment activities
Net investment income
(1)(2)
0.68 0.67 0.59 0.49 0.54
Net realized and unrealized
gain/loss 11.35 10.14 (10.74) 10.15 6.49
Total from investment activities 12.03 10.81 (10.15) 10.64 7.03
Distributions
Net investment income (0.66) (0.61) (0.60) (0.53) (0.49)
Net realized gain (0.43) (0.13) (0.01) (0.26) (0.16)
Total distributions (1.09) (0.74) (0.61) (0.79) (0.65)
NET ASSET VALUE
End of period $ 62.04 $ 51.10 $ 41.03 $ 51.79 $ 41.94
Ratios/Supplemental Data
Total return
(2)(3)
23.47% 26.38% (19.61)% 25.41% 19.82%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.18% 0.19% 0.21% 0.26% 0.30%
Net expenses after waivers/
payments by Price Associates 0.18% 0.19% 0.21% 0.26% 0.30%
Net investment income 1.17% 1.45% 1.34% 1.03% 1.52%
Portfolio turnover rate 6.1% 5.8% 4.8% 20.0% 10.1%
Net assets, end of period (in
millions) $2,905 $2,278 $1,870 $2,661 $2,431
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Total Equity Market Index Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  8.7%
Diversified Telecommunication Services  0.6%
AT&T  339,201 7,724
ATN International  7,701 129
GCI Liberty, Class A, EC (1)(2) 6,211 —
Globalstar (2)(3) 187,300 388
Iridium Communications  21,263 617
Liberty Global, Class A (2) 9,307 119
Liberty Global, Class C (2) 10,107 133
Lumen Technologies (2) 78,409 416
Verizon Communications  194,883 7,793
17,319
Entertainment  1.4%
AMC Entertainment Holdings, Class A (2) 1,817 7
Electronic Arts  10,140 1,484
Liberty Media Corp-Liberty Formula One, Class A (2) 5,476 460
Liberty Media Corp-Liberty Formula One, Class C (2) 14,803 1,372
Live Nation Entertainment (2) 8,600 1,114
Madison Square Garden Sports (2) 1,033 233
Netflix (2) 21,997 19,606
Playtika Holding  34,200 237
ROBLOX, Class A (2) 27,210 1,574
Roku (2) 7,141 531
Sphere Entertainment (2)(3) 6,533 263
Take-Two Interactive Software (2) 7,767 1,430
TKO Group Holdings (2) 5,524 785
Walt Disney  86,523 9,634
Warner Bros Discovery (2) 100,896 1,067
Warner Music Group, Class A  10,663 331
40,128
Interactive Media & Services  5.9%
Alphabet, Class A  294,419 55,734
Alphabet, Class C  241,498 45,991
IAC (2) 4,312 186
Match Group (2) 19,288 631
Meta Platforms, Class A  111,599 65,342
Pinterest, Class A (2) 44,275 1,284
Snap, Class A (2) 53,961 581
Vimeo (2) 42,108 270
Ziff Davis (2) 4,900 266

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ZoomInfo Technologies (2) 19,500 205
170,490
Media  0.6%
AMC Networks, Class A (2)(3) 22,825 226
Charter Communications, Class A (2) 5,264 1,804
Comcast, Class A  194,642 7,305
EchoStar, Class A (2)(3) 14,326 328
Entravision Communications, Class A  32,400 76
Fox, Class A  10,506 510
Gray Television  45,900 145
Interpublic Group  14,039 393
Liberty Broadband, Class C (2) 9,531 713
New York Times, Class A  7,800 406
News, Class A  28,141 775
News, Class B  5,665 172
Nexstar Media Group  1,413 223
Omnicom Group  7,700 663
Paramount Global, Class B  41,994 439
Scholastic  10,500 224
TEGNA  21,400 392
Trade Desk, Class A (2) 24,132 2,836
17,630
Wireless Telecommunication Services  0.2%
Telephone & Data Systems  10,915 372
T-Mobile U.S.  25,434 5,614
United States Cellular (2) 3,196 201
6,187
Total Communication Services 251,754
CONSUMER DISCRETIONARY  11.4%
Automobile Components  0.1%
Aptiv (2) 13,200 798
Autoliv  7,700 722
BorgWarner  16,517 525
Fox Factory Holding (2) 2,600 79
Lear  1,400 133
Mobileye Global, Class A (2) 7,360 147
Modine Manufacturing (2) 6,543 758
Phinia  5,803 280
QuantumScape (2)(3) 47,100 244
Standard Motor Products  5,700 177
Stoneridge (2) 25,600 160
Visteon (2) 3,600 319

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
XPEL (2) 3,100 124
4,466
Automobiles  2.1%
Ford Motor  157,752 1,562
General Motors  52,720 2,808
Rivian Automotive, Class A (2) 44,353 590
Tesla (2) 140,151 56,599
Thor Industries (3) 4,800 459
Winnebago Industries  4,499 215
62,233
Broadline Retail  3.7%
Amazon.com (2) 474,268 104,050
eBay  22,937 1,421
Etsy (2) 5,215 276
Kohl's (3) 18,656 262
Ollie's Bargain Outlet Holdings (2) 4,699 515
106,524
Distributors  0.1%
Genuine Parts  5,800 677
LKQ  14,800 544
Pool  1,805 616
1,837
Diversified Consumer Services  0.1%
Adtalem Global Education (2) 4,200 382
Bright Horizons Family Solutions (2) 3,644 404
Duolingo (2) 2,944 954
Frontdoor (2) 8,450 462
H&R Block  8,652 457
Service Corp. International  10,807 863
Strategic Education  4,544 424
3,946
Hotels, Restaurants & Leisure  2.2%
Airbnb, Class A (2) 20,039 2,633
Aramark  9,000 336
Bloomin' Brands  9,500 116
Booking Holdings  1,764 8,764
Boyd Gaming  3,800 276
Brinker International (2) 4,550 602
Caesars Entertainment (2) 5,784 193
Carnival (2) 40,434 1,008
Cava Group (2) 5,274 595

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill (2) 74,517 4,493
Cracker Barrel Old Country Store (3) 3,424 181
Darden Restaurants  3,800 709
Domino's Pizza  2,533 1,063
DoorDash, Class A (2) 16,895 2,834
DraftKings, Class A (2) 31,555 1,174
Expedia Group (2) 5,871 1,094
Flutter Entertainment (2) 7,194 1,859
Hilton Grand Vacations (2) 5,040 196
Hilton Worldwide Holdings  15,209 3,759
Jack in the Box (3) 1,518 63
Las Vegas Sands  27,505 1,413
Light & Wonder (2) 2,700 233
Marriott International, Class A  12,841 3,582
Marriott Vacations Worldwide  2,386 214
McDonald's  37,733 10,938
MGM Resorts International (2) 15,417 534
Norwegian Cruise Line Holdings (2) 35,670 918
Papa John's International  3,500 144
Penn Entertainment (2) 9,484 188
Planet Fitness, Class A (2) 5,402 534
Royal Caribbean Cruises  12,600 2,907
Six Flags Entertainment  3,959 191
Starbucks  55,335 5,049
Sweetgreen, Class A (2)(3) 13,511 433
Texas Roadhouse  6,639 1,198
Travel + Leisure  8,330 420
United Parks & Resorts (2) 4,800 270
Vail Resorts  2,131 400
Wendy's  17,675 288
Wingstop  3,349 952
Wyndham Hotels & Resorts  5,203 524
Wynn Resorts  7,004 604
Yum! Brands  7,063 948
64,830
Household Durables  0.5%
DR Horton  13,855 1,937
Ethan Allen Interiors  11,113 312
Garmin  6,657 1,373
Helen of Troy (2) 1,800 108
Hovnanian Enterprises, Class A (2) 1,943 260
iRobot (2) 20,900 162
La-Z-Boy  9,300 405

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Leggett & Platt  12,800 123
Lennar, Class A  12,393 1,690
Mohawk Industries (2) 2,113 252
Newell Brands  17,554 175
NVR (2) 190 1,554
PulteGroup  12,239 1,333
Taylor Morrison Home (2) 14,919 913
Toll Brothers  8,038 1,012
TopBuild (2) 2,237 697
Tri Pointe Homes (2) 18,536 672
Whirlpool (3) 2,822 323
13,301
Leisure Products  0.1%
Brunswick  7,200 466
Hasbro  6,700 374
Mattel (2) 24,300 431
Polaris  2,500 144
YETI Holdings (2) 4,600 177
1,592
Specialty Retail  2.1%
Advance Auto Parts  7,385 349
American Eagle Outfitters  8,947 149
AutoZone (2) 1,024 3,279
Bath & Body Works  25,839 1,002
Best Buy  7,845 673
Burlington Stores (2) 6,449 1,838
Carvana (2) 8,384 1,705
Dick's Sporting Goods  5,554 1,271
Five Below (2) 3,757 394
Floor & Decor Holdings, Class A (2) 7,799 778
Foot Locker (2) 3,003 65
GameStop, Class A (2) 8,800 276
Group 1 Automotive  700 295
Home Depot  50,695 19,720
Lithia Motors  1,300 465
Lowe's  29,818 7,359
Murphy USA  741 372
O'Reilly Automotive (2) 3,536 4,193
PetMed Express (2)(3) 49,700 239
RH (2) 1,100 433
Ross Stores  20,758 3,140
Sleep Number (2)(3) 9,250 141
TJX  59,446 7,182

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tractor Supply  21,795 1,156
Ulta Beauty (2) 2,681 1,166
Upbound Group  9,052 264
Valvoline (2) 5,943 215
Victoria's Secret (2) 6,080 252
Wayfair, Class A (2)(3) 6,266 278
Williams-Sonoma  6,232 1,154
59,803
Textiles, Apparel & Luxury Goods  0.4%
Carter's (3) 3,300 179
Columbia Sportswear (3) 3,600 302
Crocs (2) 3,700 405
Deckers Outdoor (2) 8,208 1,667
Lululemon Athletica (2) 6,261 2,394
Movado Group  13,000 256
NIKE, Class B  58,891 4,456
Ralph Lauren  2,766 639
Skechers USA, Class A (2) 6,386 430
Tapestry  17,373 1,135
Unifi (2) 21,432 134
VF  15,007 322
12,319
Total Consumer Discretionary 330,851
CONSUMER STAPLES  5.1%
Beverages  1.0%
Boston Beer, Class A (2) 712 214
Brown-Forman, Class B  4,730 180
Celsius Holdings (2) 10,056 265
Coca-Cola  205,354 12,785
Coca-Cola Consolidated  350 441
Constellation Brands, Class A  9,916 2,191
Keurig Dr Pepper  70,112 2,252
Molson Coors Beverage, Class B  4,202 241
Monster Beverage (2) 35,607 1,871
PepsiCo  64,080 9,744
30,184
Consumer Staples Distribution & Retail  1.8%
BJ's Wholesale Club Holdings (2) 7,600 679
Casey's General Stores  1,686 668
Chefs' Warehouse (2) 7,700 380
Costco Wholesale  22,081 20,232
Dollar General  14,559 1,104

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dollar Tree (2) 13,257 994
Kroger  28,439 1,739
Performance Food Group (2) 8,869 750
PriceSmart  4,549 419
Sprouts Farmers Market (2) 6,839 869
Sysco  23,137 1,769
Target  24,379 3,296
United Natural Foods (2) 9,900 270
Walgreens Boots Alliance  41,374 386
Walmart  222,329 20,087
53,642
Food Products  0.6%
Archer-Daniels-Midland  21,372 1,080
Bunge Global  5,771 449
Campbell's  3,023 127
Conagra Brands  40,884 1,134
Darling Ingredients (2) 16,200 546
Flowers Foods  27,273 563
Fresh Del Monte Produce  15,400 511
General Mills  20,971 1,337
Hershey  2,442 414
Hormel Foods  23,100 725
Ingredion  2,302 317
J M Smucker  3,971 437
John B. Sanfilippo & Son  5,200 453
Kellanova  10,147 822
Kraft Heinz  43,553 1,337
Lamb Weston Holdings  7,285 487
McCormick  12,833 978
Mondelez International, Class A  69,793 4,169
Post Holdings (2) 2,320 265
Simply Good Foods (2) 7,018 274
Tootsie Roll Industries (3) 10,752 348
TreeHouse Foods (2) 3,428 120
Tyson Foods, Class A  16,076 923
Vital Farms (2) 8,454 319
18,135
Household Products  1.0%
Church & Dwight  6,039 632
Clorox  5,429 882
Colgate-Palmolive  46,532 4,230
Energizer Holdings  4,298 150
Kimberly-Clark  20,482 2,684

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  118,623 19,887
Spectrum Brands Holdings  900 76
28,541
Personal Care Products  0.2%
BellRing Brands (2) 5,655 426
Edgewell Personal Care  4,448 150
elf Beauty (2) 5,050 634
Estee Lauder, Class A  11,246 843
Herbalife (2) 20,600 138
Kenvue  121,653 2,597
4,788
Tobacco  0.5%
Altria Group  73,597 3,848
Philip Morris International  82,323 9,908
13,756
Total Consumer Staples 149,046
ENERGY  3.3%
Energy Equipment & Services  0.4%
Atlas Energy Solutions (3) 12,507 277
Baker Hughes  48,758 2,000
Expro Group Holdings (2) 36,842 460
Halliburton  41,170 1,119
Helmerich & Payne  8,569 274
Kodiak Gas Services  13,618 556
Noble  15,602 490
NOV  9,383 137
Oceaneering International (2) 6,153 161
Schlumberger  75,716 2,903
TechnipFMC  49,801 1,441
Tidewater (2) 3,520 193
Weatherford International  7,858 563
10,574
Oil, Gas & Consumable Fuels  2.9%
APA  26,672 616
Cheniere Energy  9,332 2,005
Chevron  85,151 12,333
Chord Energy  436 51
Civitas Resources  5,422 249
CNX Resources (2) 10,600 389
ConocoPhillips  68,744 6,817
Coterra Energy  15,430 394

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Devon Energy  35,333 1,157
Diamondback Energy  10,819 1,773
Dorian LPG  8,030 196
EOG Resources  29,890 3,664
EQT  33,356 1,538
Expand Energy  19,848 1,976
Exxon Mobil  225,097 24,214
Hess  13,968 1,858
International Seaways (3) 1,400 50
Kinder Morgan  104,173 2,854
Magnolia Oil & Gas, Class A  18,431 431
Marathon Petroleum  19,191 2,677
Matador Resources  5,460 307
Murphy Oil (3) 13,543 410
Occidental Petroleum  24,766 1,224
ONEOK  23,916 2,401
Ovintiv  3,131 127
Par Pacific Holdings (2) 13,687 224
PBF Energy, Class A  4,800 127
Peabody Energy  4,100 86
Permian Resources  50,096 720
Phillips 66  20,872 2,378
Range Resources  19,946 718
SM Energy  7,152 277
Targa Resources  12,493 2,230
Texas Pacific Land (3) 965 1,067
Valero Energy  17,735 2,174
Viper Energy  10,325 507
Williams  64,032 3,465
World Kinect (3) 14,500 399
84,083
Total Energy 94,657
FINANCIALS  14.1%
Banks  3.7%
1st Source  6,568 383
Ameris Bancorp  5,753 360
Bank of America  349,423 15,357
Bank of Hawaii (3) 6,288 448
Bank OZK  6,200 276
BankUnited  13,400 512
Berkshire Hills Bancorp  11,700 333
Cadence Bank  8,900 307
Capitol Federal Financial  33,700 199

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup  105,218 7,406
Citizens Financial Group  23,521 1,029
Comerica  9,516 589
Cullen/Frost Bankers  4,260 572
Customers Bancorp (2) 5,400 263
CVB Financial  15,739 337
East West Bancorp  9,828 941
Fifth Third Bancorp  49,543 2,095
First BanCorp Puerto Rico  38,184 710
First Citizens BancShares, Class A  519 1,097
First Financial Bancorp  13,370 359
First Merchants  10,330 412
Flagstar Financial (3) 18,057 168
Flushing Financial  23,950 342
Fulton Financial  19,774 381
Glacier Bancorp  7,700 387
Hancock Whitney  4,482 245
Home BancShares  16,400 464
Huntington Bancshares  114,612 1,865
JPMorgan Chase  140,534 33,687
KeyCorp  64,015 1,097
M&T Bank  6,222 1,170
Metropolitan Bank Holding (2) 7,681 449
National Bank Holdings, Class A  10,200 439
NBT Bancorp  9,400 449
Northfield Bancorp  27,300 317
OFG Bancorp  5,686 241
Old National Bancorp  19,280 418
Pacific Premier Bancorp  18,300 456
Park National  3,715 637
Peoples Bancorp  13,197 418
Pinnacle Financial Partners  4,100 469
PNC Financial Services Group  16,269 3,137
Popular  11,960 1,125
Prosperity Bancshares  3,400 256
Regions Financial  50,445 1,186
Renasant  5,175 185
Seacoast Banking  12,900 355
SouthState  4,788 476
Synovus Financial  5,828 299
Towne Bank  14,400 490
Truist Financial  56,125 2,435
U.S. Bancorp  73,785 3,529

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UMB Financial  2,896 327
United Bankshares  10,000 376
WaFd  4,342 140
Webster Financial  14,696 812
Wells Fargo  169,328 11,894
WesBanco  14,800 482
Western Alliance Bancorp  14,141 1,181
WSFS Financial  7,000 372
Zions Bancorp  8,501 461
107,602
Capital Markets  3.2%
Affiliated Managers Group  1,300 240
Ameriprise Financial  4,346 2,314
Ares Management, Class A  11,996 2,124
Artisan Partners Asset Management, Class A  6,600 284
Bank of New York Mellon  43,150 3,315
BGC Group, Class A  33,996 308
Blackrock  6,401 6,562
Blackstone  33,533 5,782
Blue Owl Capital  40,217 935
Cboe Global Markets  7,642 1,493
Charles Schwab  83,503 6,180
CME Group  19,448 4,516
Coinbase Global, Class A (2) 10,270 2,550
Donnelley Financial Solutions (2) 7,925 497
Evercore, Class A  2,877 798
FactSet Research Systems  1,720 826
Franklin Resources  8,000 162
Goldman Sachs Group  15,355 8,793
Intercontinental Exchange  29,425 4,385
Invesco  30,900 540
Janus Henderson Group  9,941 423
Jefferies Financial Group  12,300 964
KKR  34,965 5,172
Lazard  10,067 518
LPL Financial Holdings  2,941 960
MarketAxess Holdings  2,138 483
Moody's  6,399 3,029
Morgan Stanley  62,180 7,817
Morningstar  3,246 1,093
MSCI  3,617 2,170
Nasdaq  15,210 1,176
Northern Trust  9,768 1,001

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Open Lending (2) 20,600 123
Raymond James Financial  9,965 1,548
Robinhood Markets, Class A (2) 37,294 1,390
S&P Global  14,964 7,453
SEI Investments  4,700 388
State Street  19,682 1,932
StepStone Group, Class A  13,763 797
StoneX Group (2) 4,394 431
TPG  15,089 948
Tradeweb Markets, Class A  11,009 1,441
Virtus Investment Partners  2,975 656
94,517
Consumer Finance  0.7%
Ally Financial  15,718 566
American Express  27,970 8,301
Bread Financial Holdings  4,204 257
Capital One Financial  18,813 3,355
Discover Financial Services  12,877 2,231
LendingClub (2) 13,800 223
Navient  15,900 211
OneMain Holdings  14,344 748
SLM  24,652 680
SoFi Technologies (2) 52,200 804
Synchrony Financial  28,171 1,831
19,207
Financial Services  4.3%
Affirm Holdings (2) 12,500 761
Apollo Global Management  27,137 4,482
Berkshire Hathaway, Class B (2) 90,811 41,163
Block (2) 32,060 2,725
Corebridge Financial  21,137 633
Corpay (2) 6,048 2,047
Equitable Holdings  26,566 1,253
Euronet Worldwide (2) 2,274 234
Fidelity National Information Services  24,235 1,957
Fiserv (2) 33,154 6,810
Global Payments  16,637 1,864
Jack Henry & Associates  3,451 605
Mastercard, Class A  41,854 22,039
MGIC Investment  22,400 531
Mr. Cooper Group (2) 7,828 752
Payoneer Global (2) 93,122 935
PayPal Holdings (2) 46,911 4,004

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PennyMac Financial Services  2,937 300
Radian Group  11,700 371
Remitly Global (2) 22,470 507
Shift4 Payments, Class A (2) 4,368 453
Visa, Class A  88,741 28,046
Voya Financial  11,661 803
Western Union  36,989 392
WEX (2) 1,030 181
123,848
Insurance  2.1%
Aflac  24,052 2,488
Allstate  16,444 3,170
American Financial Group  6,350 870
American International Group  28,949 2,107
Aon, Class A  9,688 3,480
Arch Capital Group  14,433 1,333
Arthur J Gallagher  8,783 2,493
Assurant  3,500 746
Axis Capital Holdings  9,100 806
Brown & Brown  7,939 810
Chubb  20,881 5,769
Cincinnati Financial  6,967 1,001
Erie Indemnity, Class A  1,800 742
Everest Group  2,000 725
Fidelity National Financial  16,896 949
First American Financial  8,285 517
Genworth Financial (2) 71,300 498
Globe Life  3,573 398
Hanover Insurance Group  4,737 733
Hartford Financial Services Group  21,925 2,399
Horace Mann Educators  10,005 393
Kemper  5,500 365
Loews  5,827 493
Markel Group (2) 420 725
Marsh & McLennan  26,579 5,646
MBIA (3) 32,600 211
MetLife  39,412 3,227
Old Republic International  13,187 477
Palomar Holdings (2) 2,853 301
Principal Financial Group  11,100 859
Progressive  28,407 6,807
Prudential Financial  14,700 1,742
Reinsurance Group of America  3,187 681

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RenaissanceRe Holdings  4,919 1,224
Skyward Specialty Insurance Group (2) 5,326 269
Travelers  12,698 3,059
TWFG (2) 11,051 340
United Fire Group  19,000 541
Unum Group  7,364 538
W R Berkley  12,757 747
Willis Towers Watson  5,175 1,621
62,300
Mortgage Real Estate Investment Trusts  0.1%
AG Mortgage Investment Trust, REIT (3) 34,500 230
AGNC Investment, REIT (3) 3,500 32
Annaly Capital Management, REIT  58,702 1,074
Ares Commercial Real Estate, REIT (3) 29,900 176
Chimera Investment, REIT (3) 15,166 212
Franklin BSP Realty Trust, REIT  18,840 236
Granite Point Mortgage Trust, REIT (3) 25,800 72
New York Mortgage Trust, REIT  23,275 141
Redwood Trust, REIT  25,700 168
Rithm Capital, REIT  47,960 519
Starwood Property Trust, REIT  9,800 186
TPG RE Finance Trust, REIT  28,900 246
Two Harbors Investment, REIT  16,575 196
3,488
Total Financials 410,962
HEALTH CARE  10.3%
Biotechnology  2.1%
AbbVie  86,951 15,451
ACADIA Pharmaceuticals (2) 27,331 502
Akero Therapeutics (2) 15,107 420
Alkermes (2) 23,166 666
Alnylam Pharmaceuticals (2) 7,045 1,658
Amgen  26,388 6,878
Apellis Pharmaceuticals (2) 5,800 185
Apogee Therapeutics (2)(3) 7,761 352
Arcturus Therapeutics Holdings (2)(3) 5,522 94
Avidity Biosciences (2) 23,700 689
Beam Therapeutics (2) 14,401 357
Biogen (2) 11,326 1,732
Biohaven (2) 8,296 310
BioMarin Pharmaceutical (2) 8,800 578
Blueprint Medicines (2) 6,733 587

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celldex Therapeutics (2) 8,113 205
Crinetics Pharmaceuticals (2) 6,543 335
Dynavax Technologies (2) 11,700 149
Exact Sciences (2) 10,849 610
Gilead Sciences  59,228 5,471
GRAIL (2)(3) 5,338 95
Ideaya Biosciences (2) 12,089 311
IGM Biosciences (2)(3) 23,076 141
Incyte (2) 8,900 615
Insmed (2) 15,970 1,103
Ionis Pharmaceuticals (2) 18,694 654
Kymera Therapeutics (2) 5,336 215
Madrigal Pharmaceuticals (2) 1,522 470
Moderna (2) 19,436 808
Mural Oncology (2) 17,210 55
Natera (2) 8,417 1,332
Neurocrine Biosciences (2) 8,720 1,190
Nurix Therapeutics (2) 22,814 430
Nuvalent, Class A (2) 5,004 392
Olema Pharmaceuticals (2) 9,100 53
Praxis Precision Medicines (2) 5,333 410
Prothena (2) 13,736 190
Regeneron Pharmaceuticals (2) 5,580 3,975
Replimune Group (2) 23,321 282
REVOLUTION Medicines (2) 21,828 955
Sarepta Therapeutics (2) 5,432 660
Scholar Rock Holding (2) 10,142 438
Soleno Therapeutics (2) 6,408 288
SpringWorks Therapeutics (2)(3) 8,318 301
Spyre Therapeutics (2) 6,023 140
Stoke Therapeutics (2) 14,400 159
Tenaya Therapeutics (2) 31,453 45
Ultragenyx Pharmaceutical (2) 9,700 408
United Therapeutics (2) 2,335 824
Vaxcyte (2) 9,766 799
Vera Therapeutics (2) 6,314 267
Vertex Pharmaceuticals (2) 12,498 5,033
Vir Biotechnology (2) 35,350 259
Xencor (2) 24,029 552
61,078
Health Care Equipment & Supplies  2.2%
Abbott Laboratories  83,376 9,431
Align Technology (2) 4,004 835

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Baxter International  31,719 925
Becton Dickinson & Company  15,718 3,566
Boston Scientific (2) 66,019 5,897
Cooper (2) 11,638 1,070
DENTSPLY SIRONA  21,219 403
Dexcom (2) 19,955 1,552
Edwards Lifesciences (2) 29,821 2,208
Embecta  13,600 281
Envista Holdings (2) 12,877 248
GE HealthCare Technologies  21,106 1,650
Globus Medical, Class A (2) 7,291 603
Haemonetics (2) 4,888 382
Hologic (2) 6,847 494
ICU Medical (2) 2,029 315
IDEXX Laboratories (2) 4,151 1,716
Inspire Medical Systems (2) 2,235 414
Insulet (2) 4,158 1,085
Intuitive Surgical (2) 18,627 9,723
Lantheus Holdings (2) 5,170 462
Medtronic  67,573 5,398
Merit Medical Systems (2) 5,443 526
Nevro (2)(3) 65,500 244
Novocure (2) 14,200 423
Omnicell (2) 8,500 378
Penumbra (2) 3,753 891
QuidelOrtho (2) 3,437 153
ResMed  8,316 1,902
Solventum (2) 7,339 485
STERIS  5,295 1,088
Stryker  18,201 6,553
Teleflex  4,057 722
Zimmer Biomet Holdings  12,087 1,277
63,300
Health Care Providers & Services  2.0%
Acadia Healthcare (2) 6,379 253
agilon health (2) 56,453 107
Alignment Healthcare (2) 15,773 177
AMN Healthcare Services (2) 4,652 111
BrightSpring Health Services (2)(3) 10,348 176
Cardinal Health  12,366 1,463
Cencora  11,482 2,580
Centene (2) 21,007 1,273
Cigna Group  15,093 4,168

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Concentra Group Holdings Parent  17,057 337
CorVel (2) 5,250 584
CVS Health  57,670 2,589
DaVita (2) 2,198 329
Elevance Health  12,355 4,558
Encompass Health  8,097 748
Ensign Group  3,917 520
Guardant Health (2) 10,800 330
HCA Healthcare  10,186 3,057
Henry Schein (2) 7,199 498
Humana  6,060 1,538
Labcorp Holdings  2,228 511
McKesson  7,472 4,258
ModivCare (2)(3) 8,000 95
Molina Healthcare (2) 3,743 1,089
OPKO Health (2)(3) 124,700 183
Option Care Health (2) 16,696 387
Oscar Health, Class A (2) 22,831 307
Quest Diagnostics  7,602 1,147
Select Medical Holdings  21,138 398
Surgery Partners (2)(3) 12,333 261
Tenet Healthcare (2) 6,872 868
UnitedHealth Group  47,007 23,779
Universal Health Services, Class B  1,319 237
58,916
Health Care Technology  0.1%
Phreesia (2) 13,429 338
Teladoc Health (2) 26,248 239
Veeva Systems, Class A (2) 7,784 1,636
2,213
Life Sciences Tools & Services  1.1%
10X Genomics, Class A (2) 21,228 305
Agilent Technologies  17,629 2,368
Avantor (2) 35,338 744
Bio-Rad Laboratories, Class A (2) 1,100 361
Bio-Techne  9,863 710
Charles River Laboratories International (2) 3,554 656
CryoPort (2)(3) 25,300 197
Danaher  35,063 8,049
Fortrea Holdings (2) 5,395 101
Illumina (2) 8,043 1,075
IQVIA Holdings (2) 6,955 1,367
Mettler-Toledo International (2) 1,260 1,542

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omniab, Earn Out Shares $12.50 (2) 722 —
Omniab, Earn Out Shares $15.00 (2) 722 —
Repligen (2) 5,465 787
Revvity  7,354 821
Thermo Fisher Scientific  19,847 10,325
Waters (2) 1,284 476
West Pharmaceutical Services  4,155 1,361
31,245
Pharmaceuticals  2.8%
Amneal Pharmaceuticals (2) 35,400 280
Arvinas (2) 10,400 199
Axsome Therapeutics (2) 3,700 313
Bristol-Myers Squibb  96,954 5,484
Cassava Sciences (2)(3) 5,900 14
Elanco Animal Health (2) 49,101 595
Eli Lilly  40,589 31,335
Intra-Cellular Therapies (2) 6,000 501
Jazz Pharmaceuticals (2) 2,844 350
Johnson & Johnson  115,298 16,674
Ligand Pharmaceuticals (2) 1,904 204
Merck  123,940 12,330
Organon  19,423 290
Perrigo  7,998 206
Pfizer  269,286 7,144
Prestige Consumer Healthcare (2) 4,483 350
Royalty Pharma, Class A  13,819 353
Theravance Biopharma (2) 24,071 226
Viatris  96,505 1,201
Zoetis  23,946 3,902
81,951
Total Health Care 298,703
INDUSTRIALS & BUSINESS SERVICES  9.4%
Aerospace & Defense  1.8%
Axon Enterprise (2) 3,700 2,199
Boeing (2) 39,436 6,980
BWX Technologies  5,038 561
General Dynamics  12,994 3,424
General Electric  56,261 9,384
HEICO, Class A  4,276 796
Hexcel  7,504 470
Howmet Aerospace  24,942 2,728
Huntington Ingalls Industries  2,831 535

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kratos Defense & Security Solutions (2)(3) 18,817 496
L3Harris Technologies  11,763 2,473
Lockheed Martin  9,659 4,694
Northrop Grumman  7,588 3,561
RTX  62,974 7,287
Spirit AeroSystems Holdings, Class A (2)(3) 14,046 479
Textron  14,458 1,106
TransDigm Group  2,928 3,711
Triumph Group (2) 22,400 418
Woodward  2,800 466
51,768
Air Freight & Logistics  0.3%
CH Robinson Worldwide  7,146 738
Expeditors International of Washington  4,194 465
FedEx  12,645 3,557
GXO Logistics (2) 6,500 283
United Parcel Service, Class B  39,109 4,932
9,975
Building Products  0.7%
A.O. Smith  9,430 643
AAON  7,304 860
Allegion  4,236 554
AZEK (2) 10,151 482
AZZ  5,464 448
Builders FirstSource (2) 5,318 760
Carlisle  2,600 959
Carrier Global  43,839 2,992
Fortune Brands Innovations  7,600 519
Gibraltar Industries (2) 5,500 324
Johnson Controls International  32,118 2,535
Lennox International  1,137 693
Masco  12,917 937
Owens Corning  7,565 1,288
Trane Technologies  11,923 4,404
Trex (2) 9,228 637
19,035
Commercial Services & Supplies  0.6%
ACCO Brands  61,567 323
Aris Water Solutions, Class A  9,600 230
Brady, Class A  6,500 480
BrightView Holdings (2) 15,000 240
Cintas  14,028 2,563

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Clean Harbors (2) 3,706 853
Copart (2) 50,294 2,886
CoreCivic (2) 20,698 450
Ennis  18,900 399
Enviri (2) 47,600 366
MillerKnoll  16,400 370
MSA Safety  1,422 236
Pitney Bowes  44,000 319
RB Global  7,300 658
Republic Services  8,620 1,734
Rollins  11,625 539
Steelcase, Class A  30,300 358
Tetra Tech  9,725 387
UniFirst  1,422 243
Veralto  11,081 1,129
Vestis  4,566 70
VSE  2,500 238
Waste Management  15,242 3,076
18,147
Construction & Engineering  0.3%
API Group (2) 17,449 628
Arcosa  5,500 532
Bowman Consulting Group (2) 8,700 217
Comfort Systems USA  1,981 840
Dycom Industries (2) 3,800 662
EMCOR Group  2,988 1,356
Fluor (2) 15,158 748
Granite Construction  8,167 716
MasTec (2) 6,150 837
Quanta Services  8,174 2,583
WillScot Holdings (2) 23,242 778
9,897
Electrical Equipment  0.9%
AMETEK  14,232 2,566
Atkore  3,329 278
Beam Global (2)(3) 19,600 62
Eaton  19,025 6,314
Emerson Electric  27,470 3,404
GE Vernova  14,214 4,675
GrafTech International (2)(3) 95,600 165
Hubbell  3,341 1,400
nVent Electric  11,046 753
Regal Rexnord  4,755 738

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rockwell Automation  6,987 1,997
Sensata Technologies Holding  14,832 406
Sunrun (2) 17,966 166
Thermon Group Holdings (2) 10,400 299
Vertiv Holdings, Class A  20,288 2,305
Vicor (2) 4,500 217
25,745
Ground Transportation  0.9%
Avis Budget Group (2)(3) 2,079 168
CSX  117,628 3,796
JB Hunt Transport Services  4,864 830
Landstar System  3,177 546
Lyft, Class A (2) 20,931 270
Norfolk Southern  13,279 3,116
Old Dominion Freight Line  10,776 1,901
Saia (2) 2,584 1,178
Uber Technologies (2) 109,917 6,630
Union Pacific  29,184 6,655
Werner Enterprises (3) 6,275 225
25,315
Industrial Conglomerates  0.5%
3M  29,357 3,789
Honeywell International  33,909 7,660
Roper Technologies  5,696 2,961
14,410
Machinery  1.8%
AGCO  6,389 597
Alamo Group  2,740 509
Atmus Filtration Technologies  8,225 322
Caterpillar  23,443 8,504
Chart Industries (2) 2,435 465
Cummins  8,615 3,003
Deere  12,110 5,131
Dover  7,692 1,443
Enpro  2,768 477
Esab  8,229 987
ESCO Technologies  3,357 447
Flowserve  9,531 548
Fortive  20,735 1,555
Graco  6,061 511
Helios Technologies  4,900 219
IDEX  5,706 1,194

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illinois Tool Works  11,730 2,974
Ingersoll Rand  24,293 2,198
ITT  5,400 772
John Bean Technologies  5,509 700
Lincoln Electric Holdings  3,300 619
Middleby (2) 5,155 698
Mueller Water Products, Class A  27,380 616
Nordson  2,800 586
Otis Worldwide  22,723 2,104
PACCAR  19,878 2,068
Parker-Hannifin  6,810 4,331
RBC Bearings (2) 3,636 1,088
Snap-on  2,636 895
Stanley Black & Decker  16,903 1,357
Terex  6,100 282
Timken  5,100 364
Toro  9,000 721
Watts Water Technologies, Class A  3,200 651
Westinghouse Air Brake Technologies  8,088 1,534
Xylem  10,934 1,269
51,739
Marine Transportation  0.0%
Matson  4,400 593
Pangaea Logistics Solutions  17,500 94
687
Passenger Airlines  0.2%
Alaska Air Group (2) 7,700 499
Allegiant Travel  4,700 442
American Airlines Group (2) 17,286 301
Delta Air Lines  23,198 1,404
JetBlue Airways (2)(3) 42,800 337
Southwest Airlines  42,426 1,426
United Airlines Holdings (2) 13,546 1,315
5,724
Professional Services  0.9%
Amentum Holdings (2)(3) 3,700 78
Automatic Data Processing  19,275 5,642
Barrett Business Services  10,400 452
Booz Allen Hamilton Holding  8,179 1,053
Broadridge Financial Solutions  8,645 1,955
CACI International, Class A (2) 1,317 532
Clarivate (2) 44,275 225

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dayforce (2)(3) 12,670 920
Equifax  7,158 1,824
First Advantage (2) 18,281 342
Forrester Research (2) 16,481 258
Franklin Covey (2) 7,200 271
FTI Consulting (2) 2,560 489
Genpact  7,500 322
Huron Consulting Group (2) 4,372 543
Insperity  4,400 341
Jacobs Solutions  3,700 494
Korn Ferry  7,000 472
Leidos Holdings  8,719 1,256
ManpowerGroup  2,900 167
Mastech Digital (2) 18,002 268
Maximus  3,800 284
Parsons (2) 2,600 240
Paychex  12,423 1,742
Paycom Software  2,022 415
Paylocity Holding (2) 3,552 709
Science Applications International  2,334 261
SS&C Technologies Holdings  14,472 1,097
TransUnion  14,701 1,363
TrueBlue (2) 17,600 148
Upwork (2) 21,162 346
Verisk Analytics  7,668 2,112
Verra Mobility (2) 18,476 447
27,068
Trading Companies & Distributors  0.5%
Air Lease  10,687 515
Beacon Roofing Supply (2) 6,100 620
Boise Cascade  2,976 354
Core & Main, Class A (2) 11,191 570
DNOW (2) 22,030 287
Fastenal  30,867 2,220
Ferguson Enterprises  9,832 1,706
GATX  2,700 418
GMS (2) 7,143 606
McGrath RentCorp  3,600 403
MSC Industrial Direct, Class A  6,200 463
SiteOne Landscape Supply (2) 6,576 866
United Rentals  2,609 1,838
Watsco  2,025 960
WW Grainger  2,006 2,114

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xometry, Class A (2)(3) 9,000 384
14,324
Total Industrials & Business Services 273,834
INFORMATION TECHNOLOGY  30.5%
Communications Equipment  0.9%
ADTRAN Holdings (2) 38,700 322
Arista Networks (2) 53,484 5,912
Ciena (2) 12,692 1,076
Cisco Systems  195,233 11,558
Extreme Networks (2) 15,033 252
F5 (2) 2,000 503
Juniper Networks  13,580 508
Lumentum Holdings (2) 5,248 440
Motorola Solutions  7,926 3,664
Ubiquiti  1,400 465
Viasat (2)(3) 18,400 157
24,857
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  64,074 4,450
Arrow Electronics (2) 2,700 305
Belden  4,158 468
CDW  5,500 957
Cognex  15,422 553
Coherent (2) 8,004 758
Corning  50,634 2,406
FARO Technologies (2) 14,900 378
Insight Enterprises (2) 2,150 327
IPG Photonics (2) 3,700 269
Jabil  4,822 694
Keysight Technologies (2) 11,187 1,797
Knowles (2) 24,200 482
Littelfuse  1,900 448
MicroVision (2)(3) 162,300 213
Napco Security Technologies  5,414 193
Novanta (2) 2,964 453
Sanmina (2) 4,702 356
TE Connectivity  18,776 2,684
Teledyne Technologies (2) 3,728 1,730
Trimble (2) 14,580 1,030
TTM Technologies (2) 9,200 228
Vishay Intertechnology  13,620 231
Vontier  8,300 303

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (2) 3,744 1,446
23,159
IT Services  1.3%
Accenture, Class A  33,256 11,699
Akamai Technologies (2) 4,600 440
Cloudflare, Class A (2) 15,100 1,626
Cognizant Technology Solutions, Class A  25,300 1,946
DXC Technology (2) 13,700 274
EPAM Systems (2) 3,347 783
Fastly, Class A (2) 23,876 225
Gartner (2) 3,744 1,814
GoDaddy, Class A (2) 11,455 2,261
International Business Machines  44,756 9,839
Kyndryl Holdings (2) 13,205 457
MongoDB (2) 2,063 480
Okta (2) 7,659 603
Snowflake, Class A (2) 17,722 2,736
Twilio, Class A (2) 8,386 906
VeriSign (2) 1,979 410
36,499
Semiconductors & Semiconductor Equipment  10.4%
Advanced Micro Devices (2) 81,557 9,851
Analog Devices  26,901 5,715
Applied Materials  41,835 6,804
Broadcom  235,928 54,698
Cirrus Logic (2) 3,287 327
Diodes (2) 6,440 397
Enphase Energy (2) 6,120 420
Entegris  11,716 1,161
First Solar (2) 5,394 951
Intel  209,715 4,205
KLA  6,738 4,246
Kulicke & Soffa Industries  5,197 242
Lam Research  67,800 4,897
Lattice Semiconductor (2) 10,200 578
Marvell Technology  49,876 5,509
Microchip Technology  27,819 1,595
Micron Technology  56,073 4,719
MKS Instruments  8,672 905
Monolithic Power Systems  2,721 1,610
NVIDIA  1,247,996 167,593
NXP Semiconductors  14,488 3,011
ON Semiconductor (2) 27,236 1,717

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Onto Innovation (2) 2,917 486
Power Integrations  5,700 352
Qorvo (2) 1,652 116
QUALCOMM  58,969 9,059
Rambus (2) 16,120 852
Skyworks Solutions  8,317 738
Teradyne  8,628 1,086
Texas Instruments  44,663 8,375
Wolfspeed (2)(3) 59,266 395
302,610
Software  10.2%
A10 Networks  13,562 250
Adobe (2) 21,455 9,541
ANSYS (2) 4,341 1,464
Appfolio, Class A (2) 1,895 468
AppLovin, Class A (2) 12,142 3,932
Asana, Class A (2) 15,713 318
Aspen Technology (2) 2,296 573
Atlassian, Class A (2) 9,857 2,399
Autodesk (2) 11,492 3,397
BILL Holdings (2) 5,700 483
Braze, Class A (2) 12,104 507
Cadence Design Systems (2) 14,987 4,503
CCC Intelligent Solutions Holdings (2) 46,225 542
Cerence (2) 28,437 223
Commvault Systems (2) 3,000 453
Confluent, Class A (2) 22,217 621
Consensus Cloud Solutions (2) 12,000 286
Crowdstrike Holdings, Class A (2) 11,553 3,953
Datadog, Class A (2) 16,842 2,407
Digital Turbine (2)(3) 59,000 100
DocuSign (2) 12,977 1,167
Dolby Laboratories, Class A  5,000 390
Dynatrace (2) 16,616 903
Fair Isaac (2) 1,480 2,947
Five9 (2) 7,669 312
Fortinet (2) 34,953 3,302
Gen Digital  32,434 888
Guidewire Software (2) 5,698 961
HashiCorp, Class A (2) 7,674 262
HubSpot (2) 3,709 2,584
Informatica, Class A (2) 5,778 150
InterDigital  2,200 426

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit  14,832 9,322
Manhattan Associates (2) 3,293 890
Microsoft  376,747 158,799
MicroStrategy, Class A (2) 9,700 2,809
Nutanix, Class A (2) 22,777 1,393
Oracle  80,313 13,383
PagerDuty (2) 15,146 277
Palantir Technologies, Class A (2) 104,808 7,927
Palo Alto Networks (2) 32,626 5,937
Procore Technologies (2)(3) 8,410 630
PTC (2) 8,904 1,637
RingCentral, Class A (2) 5,181 181
Riot Platforms (2) 19,893 203
Salesforce  49,022 16,389
Samsara, Class A (2) 27,530 1,203
ServiceNow (2) 10,956 11,615
Smartsheet, Class A (2) 9,200 515
Sprout Social, Class A (2)(3) 7,900 243
Synopsys (2) 8,734 4,239
Tyler Technologies (2) 2,002 1,154
UiPath, Class A (2) 29,797 379
Unity Software (2) 22,207 499
Upland Software (2)(3) 23,900 104
Workday, Class A (2) 11,559 2,983
Workiva (2) 4,500 493
Zoom Communications (2) 11,198 914
Zscaler (2) 7,178 1,295
296,125
Technology Hardware, Storage & Peripherals  6.9%
Apple  763,425 191,177
Dell Technologies, Class C  14,619 1,685
Hewlett Packard Enterprise  55,481 1,184
HP  39,222 1,280
NetApp  8,542 991
Pure Storage, Class A (2) 17,200 1,057
Seagate Technology Holdings  9,209 795
Turtle Beach (2) 14,800 256
Western Digital (2) 24,078 1,436
199,861
Total Information Technology 883,111

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  2.1%
Chemicals  1.2%
Air Products & Chemicals  9,793 2,840
Axalta Coating Systems (2) 11,200 383
Cabot  5,120 468
Celanese  3,941 273
CF Industries Holdings  12,240 1,044
Chemours  11,980 202
Corteva  34,735 1,979
Dow  30,260 1,214
DuPont de Nemours  17,861 1,362
Eastman Chemical  3,840 351
Ecolab  11,011 2,580
FMC  12,579 611
HB Fuller  4,200 283
Huntsman  20,279 366
Ingevity (2) 5,412 221
International Flavors & Fragrances  11,175 945
Kronos Worldwide  12,600 123
Linde  24,855 10,406
LyondellBasell Industries, Class A  8,582 637
Minerals Technologies  7,500 572
Mosaic  33,514 824
PPG Industries  8,557 1,022
Quaker Chemical  2,300 324
RPM International  11,044 1,359
Scotts Miracle-Gro  6,877 456
Sherwin-Williams  12,770 4,341
Westlake  1,701 195
35,381
Construction Materials  0.2%
CRH  29,753 2,753
Eagle Materials  1,240 306
Martin Marietta Materials  3,079 1,590
Summit Materials, Class A (2) 19,015 962
Vulcan Materials  5,166 1,329
6,940
Containers & Packaging  0.3%
Amcor  96,978 912
Avery Dennison  2,900 543
Ball  18,000 992
Berry Global Group  6,200 401

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crown Holdings  4,496 372
International Paper  21,444 1,154
Myers Industries  23,260 257
O-I Glass (2) 11,987 130
Packaging Corp. of America  7,967 1,794
Sealed Air  10,577 358
Smurfit WestRock  22,412 1,207
8,120
Metals & Mining  0.4%
Carpenter Technology  3,459 587
Cleveland-Cliffs (2) 34,600 325
Coeur Mining (2) 66,790 382
Commercial Metals  10,600 526
Compass Minerals International  7,000 79
Freeport-McMoRan  72,530 2,762
Hecla Mining  87,800 431
McEwen Mining (2) 17,900 139
Metallus (2) 18,100 256
Newmont  50,454 1,878
Nucor  11,822 1,380
Reliance  4,388 1,182
Royal Gold  3,300 435
Steel Dynamics  10,740 1,225
Warrior Met Coal  7,381 400
11,987
Paper & Forest Products  0.0%
Clearwater Paper (2) 3,264 97
Louisiana-Pacific  9,000 932
1,029
Total Materials 63,457
REAL ESTATE  2.5%
Diversified Real Estate Investment Trusts  0.0%
One Liberty Properties, REIT  6,399 174
WP Carey, REIT  7,502 409
583
Health Care Real Estate Investment Trusts  0.2%
Alexandria Real Estate Equities, REIT  7,903 771
Healthpeak Properties, REIT  22,595 458
Universal Health Realty Income Trust, REIT  11,100 413
Ventas, REIT  26,768 1,576

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Welltower, REIT  28,078 3,539
6,757
Hotel & Resort Real Estate Investment Trusts  0.1%
Apple Hospitality REIT, REIT  15,007 231
Chatham Lodging Trust, REIT  42,600 381
Host Hotels & Resorts, REIT  40,980 718
Ryman Hospitality Properties, REIT  4,430 462
1,792
Industrial Real Estate Investment Trusts  0.3%
EastGroup Properties, REIT  2,637 423
First Industrial Realty Trust, REIT  11,010 552
Innovative Industrial Properties, REIT  2,700 180
Lineage, REIT  5,841 342
Prologis, REIT  44,581 4,712
Rexford Industrial Realty, REIT  19,249 744
Terreno Realty, REIT  9,634 570
7,523
Office Real Estate Investment Trusts  0.1%
BXP, REIT  4,970 369
Cousins Properties, REIT  5,931 182
Douglas Emmett, REIT  12,900 239
Highwoods Properties, REIT  9,024 276
JBG SMITH Properties, REIT  13,975 215
Kilroy Realty, REIT  12,105 490
NET Lease Office Properties, REIT (3) 5,980 187
SL Green Realty, REIT  8,765 595
Vornado Realty Trust, REIT  18,254 767
3,320
Real Estate Management & Development  0.2%
CBRE Group, Class A (2) 15,080 1,980
CoStar Group (2) 20,094 1,439
Douglas Elliman (2) 43,708 73
eXp World Holdings (3) 14,096 162
Jones Lang LaSalle (2) 1,727 437
Newmark Group, Class A  19,318 248
Opendoor Technologies (2) 87,710 140
Redfin (2) 21,700 171
RMR Group, Class A  14,531 300
Seritage Growth Properties, Class A (2)(3) 31,050 128
St. Joe  8,500 382
Zillow Group, Class A (2) 6,692 474

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zillow Group, Class C (2) 7,500 555
6,489
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  16,636 623
AvalonBay Communities, REIT  9,493 2,088
Camden Property Trust, REIT  2,778 322
Elme Communities, REIT  14,002 214
Equity LifeStyle Properties, REIT  13,383 891
Equity Residential, REIT  24,632 1,768
Essex Property Trust, REIT  5,175 1,477
Invitation Homes, REIT  15,333 490
Mid-America Apartment Communities, REIT  3,543 548
Sun Communities, REIT  9,339 1,148
UDR, REIT  6,063 263
9,832
Retail Real Estate Investment Trusts  0.4%
Acadia Realty Trust, REIT  27,771 671
Agree Realty, REIT  6,060 427
Curbline Properties, REIT  10,504 244
Federal Realty Investment Trust, REIT  2,942 329
Getty Realty, REIT (3) 7,958 240
Kimco Realty, REIT  40,462 948
Kite Realty Group Trust, REIT  15,600 394
Macerich, REIT  23,200 462
NNN REIT, REIT  5,100 208
Realty Income, REIT  32,859 1,755
Regency Centers, REIT  13,803 1,020
Retail Opportunity Investments, REIT  26,500 460
Simon Property Group, REIT  15,045 2,591
SITE Centers, REIT  3,452 53
Urban Edge Properties, REIT  17,659 380
Whitestone REIT, REIT  28,900 410
10,592
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  22,272 4,085
Crown Castle, REIT  18,332 1,664
CubeSmart, REIT  21,513 922
Digital Realty Trust, REIT  14,284 2,533
EPR Properties, REIT  7,971 353
Equinix, REIT  4,312 4,066
Extra Space Storage, REIT  9,802 1,466
Four Corners Property Trust, REIT  11,452 311

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gaming & Leisure Properties, REIT  8,060 388
Iron Mountain, REIT  14,836 1,559
Lamar Advertising, Class A, REIT  6,434 783
National Storage Affiliates Trust, REIT  9,800 371
PotlatchDeltic, REIT  8,100 318
Public Storage, REIT  9,418 2,820
Rayonier, REIT  15,592 407
Safehold, REIT  10,000 185
SBA Communications, REIT  5,600 1,141
VICI Properties, REIT  31,838 930
Weyerhaeuser, REIT  48,864 1,376
25,678
Total Real Estate 72,566
UTILITIES  2.2%
Electric Utilities  1.3%
Alliant Energy  6,323 374
American Electric Power  19,792 1,825
Constellation Energy  17,920 4,009
Duke Energy  32,759 3,529
Edison International  8,498 679
Entergy  25,864 1,961
Evergy  17,644 1,086
Eversource Energy  7,924 455
Exelon  61,855 2,328
FirstEnergy  33,868 1,347
Hawaiian Electric Industries (2) 17,758 173
IDACORP  6,485 709
MGE Energy  6,339 596
NextEra Energy  107,373 7,698
NRG Energy  12,239 1,104
OGE Energy  13,600 561
Otter Tail  3,399 251
PG&E  134,026 2,705
PPL  44,428 1,442
Southern  47,732 3,929
Xcel Energy  36,721 2,479
39,240
Gas Utilities  0.1%
Atmos Energy  8,683 1,209
National Fuel Gas  10,300 625
ONE Gas  6,700 464
Spire  5,613 381

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UGI  12,800 361
3,040
Independent Power & Renewable Electricity
Producers  0.1%
AES  31,155 401
Vistra  18,910 2,607
3,008
Multi-Utilities  0.6%
Ameren  17,883 1,594
Avista  11,410 418
Black Hills  7,160 419
CenterPoint Energy  14,401 457
CMS Energy  22,914 1,527
Consolidated Edison  11,576 1,033
Dominion Energy  45,990 2,477
DTE Energy  10,497 1,268
NiSource  25,760 947
Public Service Enterprise Group  24,008 2,028
Sempra  32,467 2,848
WEC Energy Group  16,815 1,581
16,597
Water Utilities  0.1%
American States Water  8,300 645
American Water Works  8,500 1,058
Cadiz (2)(3) 42,400 221
California Water Service Group  9,825 445
Essential Utilities  15,646 568
2,937
Total Utilities 64,822
Total Common Stocks (Cost $1,017,059) 2,893,763
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 9,291,006 9,291
9,291
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.688%, 3/13/25 (6) 600,000 595
595
Total Short-Term Investments (Cost $9,886) 9,886

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 11,704,063 11,704
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 11,704
Total Securities Lending Collateral (Cost $11,704) 11,704
Total Investments in Securities
100.3% of Net Assets
(Cost $1,038,649) $ 2,915,353
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 4. All or a portion of this security is on loan at December 31, 2024.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 11 Russell 2000 E-Mini Index contracts 3/25 1,237 $ (74)
Long, 33 S&P 500 E-Mini Index contracts 3/25 9,794 (332)
Net payments (receipts) of variation margin to date 369
Variation margin receivable (payable) on open futures contracts $ (37)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 489++
Totals $ —# $ — $ 489+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 26,893  ¤  ¤ $ 20,995
Total $ 20,995^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $489 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,995.

T. ROWE PRICE Total Equity Market Index Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,038,649) $ 2,915,353
Receivable for shares sold 2,002
Dividends receivable 1,895
Other assets 52
Total assets 2,919,302
Liabilities
Obligation to return securities lending collateral 11,704
Payable for shares redeemed 1,800
Investment management fees payable 228
Due to affiliates 97
Variation margin payable on futures contracts 37
Payable to directors 2
Other liabilities 129
Total liabilities 13,997
NET ASSETS $ 2,905,305
Net Assets Consist of:
Total distributable earnings (loss) $ 1,878,653
Paid-in capital applicable to 46,828,709 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 1,026,652
NET ASSETS $ 2,905,305
NET ASSET VALUE PER SHARE $ 62.04

T. ROWE PRICE Total Equity Market Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $14) $ 35,223
Securities lending 155
.
  Interest 35
Total income 35,413
Expenses
Investment management 2,354
Shareholder servicing 2,051
Prospectus and shareholder reports 39
Custody and accounting 240
Registration 45
Legal and audit 29
Directors 8
Miscellaneous 19
Total expenses 4,785
Net investment income 30,628
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 27,045
Futures 2,633
Net realized gain 29,678
Change in net unrealized gain / loss
Securities 484,333
Futures (923)
Change in net unrealized gain / loss 483,410
Net realized and unrealized gain / loss 513,088
INCREASE IN NET ASSETS FROM OPERATIONS $ 543,716

T. ROWE PRICE Total Equity Market Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 30,628 $ 29,608
Net realized gain 29,678 22,903
Change in net unrealized gain / loss 483,410 428,714
Increase in net assets from operations 543,716 481,225
Distributions to shareholders
Net earnings (50,379) (32,830)
Capital share transactions
*
Shares sold 430,610 177,782
Distributions reinvested 45,700 29,719
Shares redeemed (341,866) (248,468)
Increase (decrease) in net assets from capital
share transactions 134,444 (40,967)
Net Assets
Increase during period 627,781 407,428
Beginning of period 2,277,524 1,870,096
End of period $ 2,905,305 $ 2,277,524
*Share information (000s)
Shares sold 7,484 3,841
Distributions reinvested 711 589
Shares redeemed (5,938) (5,440)
Increase (decrease) in shares outstanding 2,257 (1,010)

T. ROWE PRICE Total Equity Market Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to match the performance of the entire U.S.
stock market.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change

T. ROWE PRICE Total Equity Market Index Fund

in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Total Equity Market Index Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued

T. ROWE PRICE Total Equity Market Index Fund

at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,893,763 $ — $ — $ 2,893,763
Short-Term Investments 9,291 595 — 9,886
Securities Lending Collateral 11,704 — — 11,704
Total $ 2,914,758 $ 595 $ — $ 2,915,353
Liabilities
Futures Contracts* $ 406 $ — $ — $ 406
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 406
Total $ 406
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 2,633
Total $ 2,633

T. ROWE PRICE Total Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $595,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (923)
Total $ (923)

T. ROWE PRICE Total Equity Market Index Fund

to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP,

T. ROWE PRICE Total Equity Market Index Fund

investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $11,304,000; the value of cash collateral and related investments was $11,704,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $275,560,000 and
$158,276,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.

T. ROWE PRICE Total Equity Market Index Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 32,547 $ 27,035
Long-term capital gain 17,832 5,795
Total distributions $ 50,379 $ 32,830
($000s)
Cost of investments $ 1,040,013
Unrealized appreciation $ 1,933,458
Unrealized depreciation (58,118)
Net unrealized appreciation (depreciation) $ 1,875,340
($000s)
Undistributed ordinary income $ 178
Undistributed long-term capital gain 3,135
Net unrealized appreciation (depreciation) 1,875,340
Total distributable earnings (loss) $ 1,878,653

T. ROWE PRICE Total Equity Market Index Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)

T. ROWE PRICE Total Equity Market Index Fund

to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement for the year ended December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for
Price Associates; $930,000 for T. Rowe Price Services, Inc.; and $185,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Expense limitation 0.22%
Expense limitation date 04/30/26
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Total Equity Market Index Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in

T. ROWE PRICE Total Equity Market Index Fund

the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Total Equity Market Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Total Equity Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Equity Market Index Fund
(one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Total Equity Market Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Total Equity Market Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$27,405,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $32,039,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $30,484,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $1,790,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F123-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025